Cover	Oct. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2025
Entity File Number	814-00841
Entity Registrant Name	FS Specialty Lending Fund
Entity Central Index Key	0001501729
Entity Tax Identification Number	27-6822130
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 Rouse Boulevard
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112
City Area Code	215
Local Phone Number	495-1150
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false